INVENTORY	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
INVENTORY	INVENTORY

US$ MILLIONS	2022	2021
Natural gas inventory	$193	$132
Raw materials and other	338	268
Total	$531	$400
Refer to Note 24, Direct Operating Costs, for further details on inventory expenses identified as “cost of inventory”